Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000105717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Africa Fund
C000012360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Australia/New Zealand Fund
C000012362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Global Fund
C000012361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Japan Fund
C000012363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commonwealth Real Estate Securities Fund
Without Sales Load [Member] | C000105717
Average Annual Return [Line Items]
Average Annual Return, Percent		43.50%	10.24%	6.19%
Without Sales Load [Member] | C000012360
Average Annual Return [Line Items]
Average Annual Return, Percent		20.82%	(2.65%)	3.32%
Without Sales Load [Member] | C000012362
Average Annual Return [Line Items]
Average Annual Return, Percent		15.15%	2.57%	5.70%
Without Sales Load [Member] | C000012361
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%	3.77%	4.79%
Without Sales Load [Member] | C000012363
Average Annual Return [Line Items]
Average Annual Return, Percent		8.33%	3.85%	5.99%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		46.68%	6.05%	9.23%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		32.20%	8.38%	9.10%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		31.00%	10.68%	12.25%
Tokyo Stock Price Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tokyo Stock Price Index
Average Annual Return, Percent		30.29%	9.12%	9.29%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		19.54%	5.99%	6.73%
Dow Jones Africa Titans 50 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Africa Titans 50 Index
Average Annual Return, Percent		64.52%	12.25%	7.29%
Australian All Ordinaries Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Australian All Ordinaries Index
Average Annual Return, Percent		24.73%	7.82%	10.10%
NZX 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NZX 50 Index
Average Annual Return, Percent		7.63%	(3.59%)	4.79%